STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2021

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 96.49%

Petroleum Refining-15.73%
   Chevron Corp.                            14,330          1,501,641
   HollyFrontier Corp			45,710		1,635,504
   Phillips 66                               8,432            687,545
   Valero Energy Corp                       18,302      $   1,310,423
                                                            ---------
                                                            5,135,113

Computer and Office Equipment-10.43%
   Hewlett Packard Inc.                    51,926	1,648,651
   International Business Machines Corp.   13,169	1,754,901
                                                            ---------
                                                            3,403,552

National Commercial Banks-10.00%
   Bank of America                          48,485          1,875,885
   Wells Fargo                              35,518          1,387,688
                                                            ---------
                                                            3,263,573

Telephone Communications, Except
Radiotelephone-8.48%
      AT&T                                  45,199          1,368,174
      Verizon                               24,089          1,400,775
                                                            ---------
                                                            2,768,949

Pharmaceutical Preps-7.33%
   AbbVie Inc.                               9,869          1,068,023
   Pfizer Inc.                              36,576          1,325,148
                                                            ---------
                                                            2,393,171

Construction Machinery and Equipment-5.23%
   Caterpillar Inc.			 7,363          1,707,259

Semi-Conductors and Related Devices-4.94%
   Intel Corp			25,188          1,612,032

Engines and Turbines-4.59%
   Cummins Inc.                              5,787          1,499,470







-	Continued ?

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2021

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Gold and Silver Ores-4.48%
   Barrick Gold Corp.			 29,930		  592,614
   Newmont Corp.				 14,405		  868,189
								---------
								1,460,803

Raw Farm Food-4.15%
   Universal Corp.                          22,978          1,355,472

Electronic Computers-4.13%
   Apple Inc.                               11,028          1,347,070

Prepackaged Software-4.01%
  Cisco Systems Inc.			  25,319	      1,309,245

Surgical & Medical Instruments & Apparatus-3.97%
  3M Co.					  6,725	      1,295,773

Variety Stores-3.36%
   Walmart                                   8,065          1,095,469

Drug Store-2.99%
  CVS Health Corp                           12,983            976,711

Security Brokers, Dealers-2.67%
  Goldman Sachs Group				  2,667	        872,109
                                                           ----------

   Total common stocks (cost $20,559,192)               $  31,495,771
							     ----------



SHORT-TERM INVESTMENTS ? 3.51%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.01%  1,158,042    $    1,158,042
                                                            ---------

   Total short-term investments (cost $  1,158,042)	1,158,042
                                                            ---------

Total investment securities ? 100.03% (cost $20,559,192)   32,653,813

Other assets less liabilities ? (0.03)%                       (8,390)
                                                             --------

Net assets - 100.00%                                   $   32,645,424
                                                         ============

FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2021:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $31,495,771          $          0
         Short term investments       1,158,042                     0
                                    -----------          ------------
            Total Level 1:           32,653,813			    0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $32,653,813          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of March 31, 2021, the Fund did not own any other financial instruments.